Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 4,711.2	$ 68.1	₨ 4,312.4
Provision made during the year	3,747.3	54.2	2,650.9
Utilization/write back of provision	(2,555.9)	(37.0)	(2,220.7)
Closing provision of reward points	6,030.9	87.1	4,711.2
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	91.5	1.3	1.3
Change in Cost of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ 36.8	$ 0.5	₨ (32.7)